Hedge accounting	12 Months Ended
Dec. 31, 2025
Hedge Accounting [Abstract]
Hedge accounting	Hedge accounting
The accounting policy on Hedge accounting is presented in Note 2c IV.
ITAÚ UNIBANCO HOLDING has a risk limits structure applied to each risk factor, which aims at improving the monitoring and understanding of risks, in addition to avoiding their concentration.
In hedge accounting, the groups of risk factors comprise:
•Interest Rate: Risk of loss in transactions subject to interest rate variations.
•Currency: Risk of loss in transactions subject to foreign exchange variation.
The structures designated for the risk factor groups are carried out considering the risks in their totality when there are compatible hedge instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
The other risk factors hedged by the institution are presented in Note 32.
To protect cash flows and fair value of instruments designated as hedged items, derivatives and financial assets are used.
ITAÚ UNIBANCO HOLDING manages risks through the economic relationship between hedging instruments and hedged items, where the expectation is that these instruments will move in opposite directions and in the same proportion, with the purpose of neutralizing risk factors.
For portfolio strategies, the coverage ratio is often re-established as both the protected item and instruments change over time, reflecting risk management guidelines approved by management.
The designated coverage ratio is always 100% of the risk factor eligible for coverage. Sources of ineffectiveness are in general related to the counterparty’s credit risk and possible mismatches of terms between the hedging instrument and the hedged item.
a) Summaries by instrument and hedge item, nominal amount and maturity

	12/31/2025			12/31/2024
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustment	Gross book value	Notional amount	Fair value adjustment	Gross book value
Cash flow hedge	240,699	(112)	240,803	236,045	(91)	242,931
Hedge of assets transactions	2,609	-	2,590	1,966	(10)	2,420
Hedge of asset-backed securities under repurchase agreements	14,039	-	14,459	63,261	(123)	66,795
Hedge of assets denominated in Chilean unit of account	83,462	(126)	83,462	39,894	(159)	39,842
Hedge of loan operations	20,950	78	20,950	10,910	54	10,955
Hedge of deposits and repurchase agreements	85,676	-	85,403	107,677	76	110,405
Hedge of funding	32,753	(63)	32,753	10,900	82	10,908
Hedge of highly probable forecast transactions (1)	1,210	(1)	1,186	1,437	(11)	1,606
Hedge of net investment in foreign operations	29,033	41	27,551	19,363	4,572	23,701
Hedge of net investment in foreign operations	29,033	41	27,551	19,363	4,572	23,701
Fair value hedge	144,699	(1,297)	144,448	101,443	837	101,020
Hedge of securities at amortized cost	55,573	(1,410)	55,761	2,186	(49)	2,186
Hedge of securities at fair value through other comprehensive income	15,422	86	15,070	36,557	847	36,341
Hedge of loan operations	34,599	71	34,599	37,116	333	37,116
Hedge of funding	39,075	(44)	38,990	25,287	(294)	25,287
Hedge of firm commitments (1)	30	-	28	297	-	90
Total	414,431	(1,368)	412,802	356,851	5,318	367,652
1) Refer to amounts designated to registered hedge items Off-balance sheet.

	12/31/2025
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Cash flow hedge	151,954	40,224	17,515	11,116	13,883	6,007	-	240,699
Hedge of assets transactions	-	-	2,068	-	541	-	-	2,609
Hedge of asset-backed securities under repurchase agreements	-	-	8,132	5,907	-	-	-	14,039
Hedge assets denominated in Chilean unit of account	73,095	10,367	-	-	-	-	-	83,462
Hedge of loan operations	11,276	2,029	804	1,647	5,194	-	-	20,950
Hedge of deposits and repurchase agreements	51,197	20,191	3,579	2,835	2,032	5,842	-	85,676
Hedge of funding	15,176	7,637	2,932	727	6,116	165	-	32,753
Hedge of highly probable forecast transactions (1)	1,210	-	-	-	-	-	-	1,210
Hedge of net investment in foreign operations	29,033	-	-	-	-	-	-	29,033
Hedge of net investment in foreign operations (2)	29,033	-	-	-	-	-	-	29,033
Fair value hedge	55,652	24,255	25,370	12,385	7,832	15,579	3,626	144,699
Hedge of securities at amortized cost	8,937	7,939	14,342	4,766	3,906	13,668	2,015	55,573
Hedge of securities at fair value through other comprehensive income	11,438	130	1,390	98	728	688	950	15,422
Hedge of loan operations	13,600	7,890	5,988	4,507	1,411	882	321	34,599
Hedge of funding	21,647	8,296	3,650	3,014	1,787	341	340	39,075
Hedge of firm commitments (1)	30	-	-	-	-	-	-	30
Total	236,639	64,479	42,885	23,501	21,715	21,586	3,626	414,431

	12/31/2024
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Cash flow hedge	125,198	68,069	28,155	8,754	4,980	889	-	236,045
Hedge of assets transactions	-	-	1,247	719	-	-	-	1,966
Hedge of asset-backed securities under repurchase agreements	22,629	15,489	17,016	5,170	2,957	-	-	63,261
Hedge assets denominated in Chilean unit of account	16,801	23,093	-	-	-	-	-	39,894
Hedge of loan operations	7,310	1,148	746	1,272	434	-	-	10,910
Hedge of deposits and repurchase agreements	67,617	27,835	9,146	1,467	1,174	438	-	107,677
Hedge of funding	9,404	504	-	126	415	451	-	10,900
Hedge of highly probable forecast transactions (1)	1,437	-	-	-	-	-	-	1,437
Hedge of net investment in foreign operations	19,363	-	-	-	-	-	-	19,363
Hedge of net investment in foreign operations (2)	19,363	-	-	-	-	-	-	19,363
Fair value hedge	33,722	24,659	10,366	10,274	9,987	10,226	2,209	101,443
Hedge of securities at amortized cost	1,091	1,095	-	-	-	-	-	2,186
Hedge of securities at fair value through other comprehensive income	11,165	7,544	3,741	4,384	2,965	5,251	1,507	36,557
Hedge of loan operations	8,227	12,446	6,090	4,334	4,092	1,647	280	37,116
Hedge of funding	12,942	3,574	535	1,556	2,930	3,328	422	25,287
Hedge of firm commitments (1)	297	-	-	-	-	-	-	297
Total	178,283	92,728	38,521	19,028	14,967	11,115	2,209	356,851
1) Refer to amounts designated to registered hedge items Off-Balance sheet.
2) Classified as current, since instruments are frequently renewed.
b) Cash flow hedge

Strategies are used to manage the variation:
• In the cash flow of interest payment by using futures contracts: Hedge of asset transactions (DI); Hedge of asset repurchase agreements (Selic); Hedge of time deposits and repurchase agreements (DI).
• In the cash flow of interest payment by using swap contracts: Hedge of assets denominated in Chilean unit of account (UF); Hedge of loan operations (Monetary policy rate - TPM); Hedge of funding (TPM).
• In the amount of the commitments assumed, caused by variation in the exchange rates: Hedge of highly probable forecast transactions (foreign currency), not recognized in the balance sheet.

Strategies	Heading	12/31/2025
		Hedged item		Hedge instrument
		Book value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of assets transactions	Loan and lease operations and Securities	2,590	-	9	(5)	2,609	9
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	14,459	-	(186)	(875)	14,039	(187)
Hedge of assets denominated in Chilean unit of account	Securities	83,462	-	57	56	83,462	57
Hedge of loan operations	Loan and lease operations	20,950	-	54	106	20,950	55
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell and Deposits	-	85,403	(273)	(8)	85,676	(273)
Hedge of funding	Deposits	-	30,935	(41)	(65)	30,935	(41)
Foreign exchange risk
Hedge of funding	Deposits	-	1,818	28	28	1,818	28
Hedge of highly probable forecast transactions (1)		200	986	20	205	1,210	20
Total		121,661	119,142	(332)	(558)	240,699	(332)

Strategies	Heading	12/31/2024
		Hedged item		Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of assets transactions	Loan and lease operations and Securities	2,420	-	(155)	(155)	1,966	(155)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	66,795	-	(3,428)	(3,429)	63,261	(3,428)
Hedge of assets denominated in Chilean unit of account	Securities	39,842	-	(54)	(54)	39,894	(54)
Hedge of loan operations	Loan and lease operations	10,955	-	44	59	10,910	44
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell and Deposits	-	110,405	2,672	2,672	107,677	2,728
Hedge of funding	Deposits	-	9,732	3	(61)	9,735	3
Foreign exchange risk
Hedge of funding	Deposits	-	1,176	(11)	(11)	1,165	(11)
Hedge of highly probable forecast transactions (1)		-	1,606	(193)	(90)	1,437	(193)
Total		120,012	122,919	(1,122)	(1,069)	236,045	(1,066)
1) Refer to amounts designated to registered hedge items Off-Balance sheet.

Hedges of asset transactions, asset-backed securities under repurchase agreements and deposits and repurchase agreements to resell are portfolio strategies.

Hedge instruments	12/31/2025
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	102,324	-	-	(450)	(450)	-	(152)
Forward	72,802	-	110	50	50	-	(29)
Swaps	62,545	141	69	21	21	-	18
Foreign exchange risk
Futures	834	-	-	23	23	-	(2)
Forward	2,194	-	74	24	24	-	-
Total	240,699	141	253	(332)	(332)	-	(165)

Hedge instruments	12/31/2024
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	172,904	76	133	(855)	(911)	56	(285)
Forward	33,218	-	132	(45)	(45)	-	-
Swaps	27,321	106	31	38	38	-	(59)
Foreign exchange risk
Futures	1,186	4	-	(181)	(181)	-	(3)
Forward	1,416	34	15	(23)	(23)	-	-
Total	236,045	220	311	(1,066)	(1,122)	56	(347)
1) Values in the heading derivatives.
c) Hedge of net investment in foreign operations
Strategies aim to reduce exposure to foreign exchange variation arising from foreign investments in a foreign currency other than the head office's functional currency.

Strategies	12/31/2025
	Hedged Item		Hedge Instruments
	Book Value		Variation in value recognized in other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	27,551	-	(15,392)	(15,392)	29,033	(15,422)
Total	27,551	-	(15,392)	(15,392)	29,033	(15,422)

Strategies	12/31/2024
	Hedged Item		Hedge Instruments
	Book Value		Variation in value recognized in other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	23,701	-	(17,404)	(17,404)	19,363	(17,428)
Total	23,701	-	(17,404)	(17,404)	19,363	(17,428)
1) Hedge instruments consider the gross tax position.

Hedge instruments	12/31/2025
	Notional amount	Book value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	12,285	-	-	(4,848)	(4,808)	(40)	-
Future / NDF	9,245	84	-	(7,484)	(7,360)	(124)	-
Future / Financial Assets	7,503	-	43	(3,090)	(3,224)	134	-
Total	29,033	84	43	(15,422)	(15,392)	(30)	-

Hedge instruments	12/31/2024
	Notional amount	Book value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	5,234	21	-	(6,093)	(6,053)	(40)	-
Future / NDF	7,933	129	107	(2,640)	(2,610)	(30)	(1)
Future / Financial Assets	6,196	6,490	1,961	(8,695)	(8,741)	46	-
Total	19,363	6,640	2,068	(17,428)	(17,404)	(24)	(1)
1) Values recorded in the heading derivatives.
d) Fair value hedge
Strategies are used to mitigate exposure to fair value variation in interest receipts and future exchange rate fluctuations, attributable to changes in interest rates and exchange rates related to recognized assets and liabilities.
ITAÚ UNIBANCO HOLDING uses interest rate Swap contracts and currency futures to protect the variation in fair value on the receipt and payment of interest and the future exchange rate exposures.
Hedged items are fixed assets and liabilities denominated in Chilean unit of account, fixed rate, in reais and/or foreign currencies.

Strategies	12/31/2025
	Hedged item					Hedge instrument
	Book Value (1)		Fair value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of securities at amortized cost	55,761	-	55,929	-	168	55,573	(169)
Hedge of securities at fair value through other comprehensive income	15,070	-	15,017	-	(53)	15,422	49
Hedge of loan operations	34,599	-	34,858	-	259	34,599	(264)
Hedge of funding	-	38,990	-	39,191	(201)	39,075	203
Foreign exchange risk
Hedge of firm commitments	-	28	-	38	(10)	30	10
Total	105,430	39,018	105,804	39,229	163	144,699	(171)

Strategies	12/31/2024
	Hedged item						Hedge instrument
	Book Value (1)		Fair value		Variation in fair value recognized in income		Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of securities at amortized cost	2,186	-	2,197	-	11		2,186	(10)
Hedge of securities at fair value through other comprehensive income	36,341	-	36,116	-	(225)		36,557	224
Hedge of loan operations	37,116	-	37,423	-	307		37,116	(304)
Hedge of funding	-	25,287	-	25,088	199		25,287	(199)
Foreign exchange risk
Hedge of firm commitments	-	90	-	112	(22)		297	22
Total	75,643	25,377	75,736	25,200	270	-	101,443	(267)
1) Values recorded in the heading deposits, securities, and loan and lease operations.
Hedges of loan operations are portfolio strategies.
The remaining accumulated amount of fair value hedge adjustments for items that are no longer hedged is R$ (20) (R$ (226) at 12/31/2024), with effect on the income of R$ (79) (R$ 8 at 12/31/2024).

Hedge Instruments	12/31/2025
	Notional amount	Book Value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	102,677	385	1,682	(349)	(11)
Futures	41,992	-	-	168	3
Foreign exchange risk
Futures	30	-	-	10	-
Total	144,699	385	1,682	(171)	(8)

Hedge Instruments	12/31/2024
	Notional amount	Book Value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	90,201	1,557	737	(328)	8
Futures	10,945	17	-	39	(5)
Foreign exchange risk
Futures	297	-	-	22	-
Total	101,443	1,574	737	(267)	3
1) Values recorded in the heading Derivatives.